Net Loss Per Share - Basic and diluted net loss per common share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss			$ (17,447,705)	$ (2,746,021)
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted average shares outstanding, basic and diluted	80,729.00	32,858.00	9,716,768	9,507,926
Net loss per common share, basic and diluted	$ (0.35)	$ (0.02)	$ (1.80)	$ (0.29)